Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 7,928,588	$ 12,873,531
Additions	2,727,091	131,647
Share of Profit (Loss)	3,509,392	366,089
Dividends Declared	(686,058)	(5,588,800)
Foreign Currency Translation	(642,590)	34,509
Other Comprehensive Income	18,982
Other Increase (Decrease)	84,284	111,612
Investments accounted for using Equity Method, before negative equity provision Ending balance	12,939,689	7,928,588
Negative Equity Provision	53,114
Investments accounted for using Equity Method, Ending balance	$ 12,992,803	$ 7,928,588
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 6,099,228	$ 9,473,711
Share of Profit (Loss)	1,351,965	695,437
Dividends Declared		(4,069,920)
Investments accounted for using Equity Method, before negative equity provision Ending balance	7,451,193	6,099,228
Investments accounted for using Equity Method, Ending balance	$ 7,451,193	$ 6,099,228
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 1,410,206	$ 3,052,983
Share of Profit (Loss)	1,127,312	(254,132)
Dividends Declared	(686,058)	(1,518,880)
Foreign Currency Translation	(122,077)	130,235
Investments accounted for using Equity Method, before negative equity provision Ending balance	1,729,383	1,410,206
Investments accounted for using Equity Method, Ending balance	$ 1,729,383	$ 1,410,206
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	0.0793%	0.0793%
Investments accounted for using Equity Method, Beginning balance	$ 401,908	$ 300,198
Share of Profit (Loss)	15,333	104,335
Foreign Currency Translation	(130,962)	(95,726)
Other Increase (Decrease)	84,284	93,101
Investments accounted for using Equity Method, before negative equity provision Ending balance	370,563	401,908
Investments accounted for using Equity Method, Ending balance	$ 370,563	$ 401,908
Energía Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	25.00%	25.00%
Investments accounted for using Equity Method, Beginning balance	$ 17,246	$ 46,639
Additions		131,647
Share of Profit (Loss)	(70,360)	(179,551)
Other Increase (Decrease)		18,511
Investments accounted for using Equity Method, before negative equity provision Ending balance	(53,114)	17,246
Negative Equity Provision	$ 53,114
Investments accounted for using Equity Method, Ending balance		$ 17,246
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	20.00%
Additions	$ 2,727,091
Share of Profit (Loss)	1,085,142
Foreign Currency Translation	(389,551)
Other Comprehensive Income	18,982
Investments accounted for using Equity Method, before negative equity provision Ending balance	3,441,664
Investments accounted for using Equity Method, Ending balance	$ 3,441,664